Revenue (Tables)	9 Months Ended
Sep. 30, 2023
Revenue [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended		Nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
	$	$	$	$
License fees	-	605	1,554	831
Development services	-	1,202	2,741	2,091
Product sales	-	-	-	57
Royalties	3	14	29	57
Supply chain	-	39	53	119
	3	1,860	4,377	3,155

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	September 30, 2023
	Current	Non-current	Total
	$	$	$
Novo Nordisk Health Care	-	-	-
Pharmanovia	82	1,528	1,610
NK Meditech	8	119	127
	90	1,647	1,737

	December 31, 2022
	Current	Non-current	Total
	$	$	$
Novo Nordisk Health Care	2,914	-	2,914
Consilient Health	35	1,556	1,591
NK Meditech	-	128	128
	2,949	1,684	4,633